Schedule of other income (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Other Income and Expenses [Abstract]
Interest income	$ 177	$ 225	$ 5,832	$ 2
Government grants	16,462	20,968	62,644	116,542
Gain on disposal of property and equipment	1,424	1,814
Other	35,284	44,942	82,807	70,284
Total other income	$ 53,347	$ 67,949	$ 151,283	$ 186,828